Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carry forward	$ 1,077,219	$ 901,032
Allowance for expected credit loss - accounts receivable	485,159	312,366
Allowance for expected credit loss – other receivable and other current assets	13,608	69,979
Allowance for inventories write-down	34,886	8,462
Impairment provision for Leasehold improvement and property, plant and equipment	104,420
Valuation allowance for deferred tax assets	(1,715,292)	(1,441,907)
Total